Equity Method Investment (Tables)	6 Months Ended
Jun. 30, 2021
Cypress Holdings Inc And Subsidiaries [Member]
Schedule of Equity Method Investments [Line Items]
Summary of Change in the Carrying Value of the Investment
As of June 30, 2021, the change in the carrying value of the investment is summarized below as follows (in thousands):

Equity Method Investment
Equity method investment carrying value at December 31, 2020	$—
Cash contributions	10,228
Share of net income (loss) from the Investee	—

Equity method investment carrying value at June 30, 2021	$10,228